Annual Total Returns - Asset Manager Portfolio [BarChart] - 02.28 VIP Asset Manager Portfolio Initial, Service, Service 2 PRO-11 - Asset Manager Portfolio - VIP Asset Manager Portfolio-Initial VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(2.56%)
Annual Return 2012	12.48%
Annual Return 2013	15.71%
Annual Return 2014	5.83%
Annual Return 2015	0.14%
Annual Return 2016	3.14%
Annual Return 2017	14.03%
Annual Return 2018	(5.35%)
Annual Return 2019	18.25%
Annual Return 2020	14.87%